Carnival Corporation & PLC Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Nov. 30, 2017	Nov. 30, 2016
Common stock
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,960	1,960
Common stock, shares issued (in shares)	655	654
Treasury stock, shares (in shares)	122	118
Ordinary shares
Common stock, par value (USD per share)	$ 1.66	$ 1.66
Common stock, shares issued (in shares)	217	217
Treasury stock, shares (in shares)	32	27